Accounts Payable (Details)	Jun. 29, 2024 USD ($)	Jun. 14, 2024 USD ($) tons
Accounts Payable [Abstract]
Share agreement (in tons) | tons		15,000
Payable amount		$ 6,600,000
Access license agreement	$ 1,000,000
Technology period	5 years